Taxation - Summary of Movements in Deferred Tax Asset (Liability) (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance		€ (1,237)	€ (748)
Income statement		359	(284)
Other		(814)	(205)
Deferred tax asset (liability) ending balance		(1,692)	(1,237)
Pensions and similar obligations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance		272	404
Income statement		(97)	(81)
Other		(95)	(51)
Deferred tax asset (liability) ending balance		80	272
Provisions and accruals [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance		756	821
Income statement		38	(73)
Other		(96)	8
Deferred tax asset (liability) ending balance		698	756
Goodwill and intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance		(2,096)	(1,911)
Income statement		23	(31)
Other		(661)	(154)
Deferred tax asset (liability) ending balance		(2,734)	(2,096)
Accelerated tax depreciation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance		(685)	(679)
Income statement		9	12
Other		35	(18)
Deferred tax asset (liability) ending balance		(641)	(685)
Tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance		184	130
Income statement		32	63
Other		(26)	(9)
Deferred tax asset (liability) ending balance		190	184
Fair value gains [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance		(50)	155
Income statement		12	(200)
Other		(14)	(5)
Deferred tax asset (liability) ending balance		(52)	(50)
Fair value losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance		15	22
Income statement		(6)	(2)
Other		36	(5)
Deferred tax asset (liability) ending balance		45	15
Share-based payments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance		156	175
Income statement		(30)	(39)
Other		20	20
Deferred tax asset (liability) ending balance		146	156
Lease liability [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance		319	428
Income statement		9	(113)
Other		(34)	4
Deferred tax asset (liability) ending balance		294	319
Right of use asset [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance		(269)	(370)
Income statement		(4)	107
Other		29	(6)
Deferred tax asset (liability) ending balance		(244)	(269)
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance	[1]	161	77
Income statement	[1]	373	73
Other	[1]	(8)	11
Deferred tax asset (liability) ending balance	[1]	€ 526	€ 161

[1]	The deferred tax - other includes the recognition of an asset of €345 million relating to the impact of the expected outcome of the Mutual Agreement Procedure which Unilever applied for following the conclusion of the UK tax audit for the tax years 2011-2018.